PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant And Equipment 1	$ 1,670
Property, Plant And Equipment 2	2,140
Property, Plant And Equipment 3	7,840
Property, Plant And Equipment 4	4,620
Property, Plant And Equipment 5	830
Property, Plant And Equipment 6	$ 29,980